UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2020

LEGG MASON

SMALL-CAP QUALITY

VALUE ETF

SQLV

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of equity securities of small-capitalization companies that are traded in the United States.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Small-Cap Quality Value ETF for the six-month reporting period ended January 31, 2020. Please read on for Fund performance information during the Fund’s reporting period. As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2020

II	Legg Mason Small-Cap Quality Value ETF

Performance review

For the six months ended January 31, 2020, Legg Mason Small-Cap Quality Value ETF generated a 1.19% return on a net asset value (“NAV”)i basis and 1.19% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended January 31, 2020 based on its NAV and market price as of January 31, 2020. The Fund seeks to track the investment results of an index composed of equity securities of small-capitalization companies that are traded in the United States, the Royce Small-Cap Quality Value Indexiii, which returned 1.90% for the same period. The Fund’s broad-based market index, the Russell 2000 Indexiv, returned 3.26% over the same time frame. The Lipper Small-Cap Core Funds Category Averagev returned 2.30% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of January 31, 2020 (unaudited)
6 months
Legg Mason Small-Cap Quality Value ETF:
$26.36 (NAV)	1.19%*†
$26.37 (Market Price)	1.19%*‡
Royce Small-Cap Quality Value Index	1.90%
Russell 2000 Index	3.26%
Lipper Small-Cap Core Funds Category Average	2.30%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated November 29, 2019, the gross total annual fund operating expense ratio for the Fund was 0.62%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

Legg Mason Small-Cap Quality Value ETF	III

Performance review (cont’d)

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason/etf. The Fund is traded under the symbol “SQLV” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2020

RISKS: Equity securities are subject to market and price fluctuations. The Fund invests primarily in small-cap stocks, which may involve considerably more risk than investing in larger-cap stocks. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. If the Underlying Index is concentrated in a particular industry or industries, the Fund may focus its investments in these industries, increasing its vulnerability to market volatility. Diversification does not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Legg Mason Small-Cap Quality Value ETF

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The Royce Small-Cap Quality Value Index is a proprietary index composed of small-cap stocks trading in the United States with relatively low valuations, high profitability and high debt coverage compared with the average of stocks in the investment universe.

iv

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[v]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 924 funds in the Fund’s Lipper category.

Legg Mason Small-Cap Quality Value ETF	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of January 31, 2020 and July 31, 2019. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on August 1, 2019 and held for the six months ended January 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
1.19%	$1,000.00	$1,011.90	0.60%	$3.03	5.00%	$1,000.00	$1,022.12	0.60%	$3.05

[1]	For the six months ended January 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

2	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

Schedule of investments (unaudited)

January 31, 2020

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 4.2%
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings Inc.	1,112	$78,874
Entertainment — 0.3%
Sciplay Corp., Class A Shares	3,254	34,493	*
Interactive Media & Services — 0.9%
Cars.com Inc.	4,810	56,133	*
Eventbrite Inc., Class A Shares	2,262	47,841	*
Total Interactive Media & Services		103,974
Media — 2.3%
AMC Networks Inc., Class A Shares	2,063	75,485	*
Gannett Co. Inc.	12,373	75,599
MSG Networks Inc., Class A Shares	3,392	51,592	*
National CineMedia Inc.	10,270	75,793
Total Media		278,469
Total Communication Services		495,810
Consumer Discretionary — 12.9%
Auto Components — 0.5%
Superior Industries International Inc.	18,786	60,115
Diversified Consumer Services — 1.5%
American Public Education Inc.	1,591	37,914	*
Collectors Universe Inc.	1,428	35,072
Houghton Mifflin Harcourt Co.	10,270	56,690	*
K12 Inc.	2,837	45,789	*
Total Diversified Consumer Services		175,465
Hotels, Restaurants & Leisure — 1.8%
Cheesecake Factory Inc.	1,727	66,317
Hilton Grand Vacations Inc.	1,601	51,088	*
Jack in the Box Inc.	762	62,293
Ruth’s Hospitality Group Inc.	1,964	40,262
Total Hotels, Restaurants & Leisure		219,960
Household Durables — 2.1%
Ethan Allen Interiors Inc.	3,275	52,891
La-Z-Boy Inc.	2,054	62,935
Meritage Homes Corp.	1,106	78,482	*
Sonos Inc.	3,627	49,762	*
Total Household Durables		244,070
Internet & Direct Marketing Retail — 1.7%
PetMed Express Inc.	2,082	52,487
Revolve Group Inc.	2,101	37,377	*

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Internet & Direct Marketing Retail — continued
Shutterstock Inc.	1,368	$59,275	*
Stamps.com Inc.	702	52,292	*
Total Internet & Direct Marketing Retail		201,431
Leisure Products — 0.8%
Malibu Boats Inc., Class A Shares	1,149	50,315	*
MasterCraft Boat Holdings Inc.	2,400	42,168	*
Total Leisure Products		92,483
Specialty Retail — 3.6%
Buckle Inc.	2,704	66,005
Michaels Cos. Inc.	11,489	56,641	*
Sally Beauty Holdings Inc.	3,627	55,675	*
Shoe Carnival Inc.	1,326	47,550
Sleep Number Corp.	1,067	55,047	*
Urban Outfitters Inc.	2,799	71,654	*
Winmark Corp.	157	31,238
Zumiez Inc.	1,501	46,786	*
Total Specialty Retail		430,596
Textiles, Apparel & Luxury Goods — 0.9%
Culp Inc.	2,711	34,240
Kontoor Brands Inc.	1,784	68,042
Total Textiles, Apparel & Luxury Goods		102,282
Total Consumer Discretionary		1,526,402
Consumer Staples — 1.8%
Beverages — 0.5%
National Beverage Corp.	1,292	55,440	*
Personal Products — 0.6%
Lifevantage Corp.	1,838	30,107	*
USANA Health Sciences Inc.	722	44,547	*
Total Personal Products		74,654
Tobacco — 0.7%
Vector Group Ltd.	6,780	89,089
Total Consumer Staples		219,183
Energy — 6.0%
Energy Equipment & Services — 3.1%
Cactus Inc., Class A Shares	1,604	46,227
Era Group Inc.	4,498	44,710	*
Liberty Oilfield Services Inc., Class A Shares	5,519	46,801
Matrix Service Co.	2,514	50,582	*
Patterson-UTI Energy Inc.	7,843	62,274
Select Energy Services Inc., Class A Shares	6,665	46,388	*

See Notes to Financial Statements.

4	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Energy Equipment & Services — continued
Smart Sand Inc.	13,959	$28,337	*
Solaris Oilfield Infrastructure Inc., Class A Shares	3,176	36,619
Total Energy Equipment & Services		361,938
Oil, Gas & Consumable Fuels — 2.9%
Arch Coal Inc., Class A Shares	946	48,747
Bonanza Creek Energy Inc.	2,764	50,277	*
CONSOL Energy Inc.	5,825	47,357	*
Evolution Petroleum Corp.	6,964	35,099
Falcon Minerals Corp.	9,138	50,259
NACCO Industries Inc., Class A Shares	926	43,652
Peabody Energy Corp.	10,825	73,177
Total Oil, Gas & Consumable Fuels		348,568
Total Energy		710,506
Financials — 19.0%
Banks — 6.8%
Bancorp Inc.	3,826	45,261	*
Boston Private Financial Holdings Inc.	5,446	62,084
Cathay General Bancorp	2,232	80,486
Eagle Bancorp Inc.	1,344	58,733
First Financial Corp.	1,188	49,575
First Internet Bancorp	1,565	41,488
HBT Financial Inc.	3,363	65,007	*
Heritage Commerce Corp.	4,081	47,340
Home BancShares Inc.	4,330	82,790
Old Second Bancorp Inc.	3,284	40,344
PCB Bancorp	2,296	34,922
Preferred Bank	934	56,143
RBB Bancorp	2,175	42,804
Shore Bancshares Inc.	2,176	35,360
Texas Capital Bancshares Inc.	1,245	68,425	*
Total Banks		810,762
Capital Markets — 5.9%
Artisan Partners Asset Management Inc., Class A Shares	2,741	91,549
Brightsphere Investment Group Inc.	5,842	53,805
Cohen & Steers Inc.	1,125	83,227
Diamond Hill Investment Group Inc.	367	51,663
Evercore Inc., Class A Shares	1,121	85,891
Houlihan Lokey Inc.	1,545	80,108
Moelis & Co., Class A Shares	2,857	102,852
Safeguard Scientifics Inc.	2,206	23,472

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Capital Markets — continued
Waddell & Reed Financial Inc., Class A Shares	4,829	$77,167
Westwood Holdings Group Inc.	1,644	46,164
Total Capital Markets		695,898
Consumer Finance — 1.4%
Elevate Credit Inc.	15,079	87,609	*
Enova International Inc.	3,193	80,016	*
Total Consumer Finance		167,625
Insurance — 2.0%
Employers Holdings Inc.	1,556	66,363
Investors Title Co.	270	42,606
National Western Life Group Inc., Class A Shares	290	77,140
Universal Insurance Holdings Inc.	2,181	53,086
Total Insurance		239,195
Thrifts & Mortgage Finance — 2.9%
Axos Financial Inc.	2,127	59,918	*
Flagstar Bancorp Inc.	1,659	58,463
FS Bancorp Inc.	545	29,822
Home Bancorp Inc.	1,109	39,436
Merchants Bancorp	2,459	48,393
NMI Holdings Inc., Class A Shares	1,639	52,317	*
Sterling Bancorp Inc.	6,559	48,078
Total Thrifts & Mortgage Finance		336,427
Total Financials		2,249,907
Health Care — 16.4%
Biotechnology — 4.4%
Alector Inc.	1,857	51,885	*
Anika Therapeutics Inc.	704	28,942	*
Arena Pharmaceuticals Inc.	1,235	56,427	*
BioSpecifics Technologies Corp.	513	30,308	*
Catalyst Pharmaceuticals Inc.	5,113	21,014	*
Eagle Pharmaceuticals Inc.	716	38,535	*
Enanta Pharmaceuticals Inc.	697	35,923	*
Lexicon Pharmaceuticals Inc.	6,099	18,846	*
Ligand Pharmaceuticals Inc.	506	44,432	*
Morphic Holding Inc.	2,088	41,969	*
Myriad Genetics Inc.	2,334	64,535	*
Scholar Rock Holding Corp.	2,759	33,908	*
Vanda Pharmaceuticals Inc.	2,367	30,179	*
Voyager Therapeutics Inc.	1,741	19,203	*
Total Biotechnology		516,106

See Notes to Financial Statements.

6	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Health Care Equipment & Supplies — 6.1%
AngioDynamics Inc.	3,126	$43,045	*
Atrion Corp.	62	44,590
FONAR Corp.	1,598	33,734	*
Heska Corp.	332	33,263	*
Inogen Inc.	607	26,872	*
iRadimed Corp.	1,048	26,724	*
Lantheus Holdings Inc.	1,934	33,864	*
LeMaitre Vascular Inc.	1,064	38,288
Meridian Bioscience Inc.	5,148	50,656
Merit Medical Systems Inc.	1,837	66,904	*
Natus Medical Inc.	1,432	44,807	*
OraSure Technologies Inc.	4,924	34,714	*
Orthofix Medical Inc.	978	42,308	*
Quidel Corp.	685	52,608	*
Surmodics Inc.	771	30,370	*
Tactile Systems Technology Inc.	459	25,791	*
Utah Medical Products Inc.	322	29,647
Varex Imaging Corp.	2,436	67,355	*
Total Health Care Equipment & Supplies		725,540
Health Care Providers & Services — 2.1%
Magellan Health Inc.	1,001	73,283	*
MEDNAX Inc.	3,147	72,601	*
National HealthCare Corp.	708	59,416
National Research Corp.	706	47,775
Total Health Care Providers & Services		253,075
Life Sciences Tools & Services — 0.4%
Luminex Corp.	2,271	51,518
Pharmaceuticals — 3.4%
ANI Pharmaceuticals Inc.	631	39,122	*
Collegium Pharmaceutical Inc.	1,599	32,164	*
Corcept Therapeutics Inc.	3,407	43,167	*
Innoviva Inc.	4,048	55,882	*
Lannett Co. Inc.	5,715	46,520	*
Pacira BioSciences Inc.	918	39,676	*
Phibro Animal Health Corp., Class A Shares	2,090	49,575
SIGA Technologies Inc.	7,247	37,322	*
Supernus Pharmaceuticals Inc.	2,348	53,699	*
Total Pharmaceuticals		397,127
Total Health Care		1,943,366

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Industrials — 19.2%
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings Inc.	1,445	$75,241	*
National Presto Industries Inc.	655	56,455
Total Aerospace & Defense		131,696
Air Freight & Logistics — 0.8%
Echo Global Logistics Inc.	2,898	56,163	*
Radiant Logistics Inc.	7,663	37,012	*
Total Air Freight & Logistics		93,175
Building Products — 2.5%
Armstrong Flooring Inc.	11,486	40,660	*
Builders FirstSource Inc.	3,144	77,956	*
Patrick Industries Inc.	1,160	60,181
Quanex Building Products Corp.	2,735	48,464
Universal Forest Products Inc.	1,503	71,994
Total Building Products		299,255
Commercial Services & Supplies — 3.1%
ACCO Brands Corp.	7,156	61,828
Deluxe Corp.	1,498	72,204
Ennis Inc.	2,522	52,609
Healthcare Services Group Inc.	2,712	69,427
HNI Corp.	1,734	62,372
Kimball International Inc., Class B Shares	2,330	43,757
Total Commercial Services & Supplies		362,197
Construction & Engineering — 1.6%
Comfort Systems USA Inc.	1,283	59,531
Great Lakes Dredge & Dock Corp.	4,064	42,550	*
HC2 Holdings Inc.	25,790	85,365	*
Total Construction & Engineering		187,446
Electrical Equipment — 0.4%
Encore Wire Corp.	976	53,007
Machinery — 2.5%
Commercial Vehicle Group Inc.	5,778	28,832	*
Hillenbrand Inc.	2,299	66,740
Lydall Inc.	2,419	49,444	*
Mueller Industries Inc.	2,350	68,550
Omega Flex Inc.	395	41,633
Wabash National Corp.	4,023	46,667
Total Machinery		301,866
Professional Services — 2.7%
Barrett Business Services Inc.	578	47,876

See Notes to Financial Statements.

8	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Professional Services — continued
Heidrick & Struggles International Inc.	1,654	$47,007
Kforce Inc.	1,345	49,832
Korn Ferry	1,776	72,780
Resources Connection Inc.	3,199	48,705
TrueBlue Inc.	2,622	57,448	*
Total Professional Services		323,648
Road & Rail — 0.9%
ArcBest Corp.	2,421	54,012
Universal Logistics Holdings Inc.	2,841	48,013
Total Road & Rail		102,025
Trading Companies & Distributors — 3.6%
BMC Stock Holdings Inc.	2,335	68,147	*
GMS Inc.	2,335	62,391	*
H&E Equipment Services Inc.	1,826	49,503
NOW Inc.	5,980	59,860	*
Systemax Inc.	3,001	70,974
WESCO International Inc.	1,550	75,035	*
Willis Lease Finance Corp.	644	38,189	*
Total Trading Companies & Distributors		424,099
Total Industrials		2,278,414
Information Technology — 13.9%
Communications Equipment — 1.0%
Comtech Telecommunications Corp.	1,545	44,666
NetScout Systems Inc.	2,907	74,739	*
Total Communications Equipment		119,405
Electronic Equipment, Instruments & Components — 4.7%
Badger Meter Inc.	825	48,724
Benchmark Electronics Inc.	1,896	58,359
Insight Enterprises Inc.	1,188	78,254	*
Mesa Laboratories Inc.	155	40,678
PC Connection Inc.	1,253	62,449
Sanmina Corp.	2,536	80,746	*
TTM Technologies Inc.	5,112	73,562	*
Vishay Intertechnology Inc.	3,780	76,696
Vishay Precision Group Inc.	1,142	39,445	*
Total Electronic Equipment, Instruments & Components		558,913
IT Services — 1.7%
Cass Information Systems Inc.	809	43,702
CSG Systems International Inc.	1,061	52,859

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2020

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
IT Services — continued
NIC Inc.	2,506	$49,444
Sykes Enterprises	1,690	56,767	*
Total IT Services		202,772
Semiconductors & Semiconductor Equipment — 3.3%
Diodes Inc.	1,263	65,221	*
Ichor Holdings Ltd.	1,379	46,045	*
NVE Corp.	659	48,344
SMART Global Holdings Inc.	1,731	52,207	*
Synaptics Inc.	1,066	71,092	*
Ultra Clean Holdings Inc.	2,225	51,197	*
Xperi Corp.	3,287	52,888
Total Semiconductors & Semiconductor Equipment		386,994
Software — 3.0%
American Software Inc., Class A Shares	2,671	39,878
Cerence Inc.	3,588	76,604	*
CommVault Systems Inc.	1,074	48,352	*
GlobalSCAPE Inc.	2,839	32,762
Intelligent Systems Corp.	518	21,989	*
Progress Software Corp.	1,362	61,467
Qualys Inc.	564	48,357	*
Telenav Inc.	5,840	26,222	*
Total Software		355,631
Technology Hardware, Storage & Peripherals — 0.2%
Sonim Technologies Inc.	9,469	30,395	*
Total Information Technology		1,654,110
Materials — 4.8%
Chemicals — 1.0%
FutureFuel Corp.	5,194	56,926
Trinseo SA	2,176	62,495
Total Chemicals		119,421
Containers & Packaging — 0.7%
Myers Industries Inc.	3,060	49,511
UFP Technologies Inc.	746	34,786	*
Total Containers & Packaging		84,297
Metals & Mining — 1.8%
Materion Corp.	940	51,042
Warrior Met Coal Inc.	5,003	94,356
Worthington Industries Inc.	1,915	70,434
Total Metals & Mining		215,832

See Notes to Financial Statements.

10	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

Legg Mason Small-Cap Quality Value ETF

Security		Shares	Value
Paper & Forest Products — 1.3%
Boise Cascade Co.		1,923	$69,613
Domtar Corp.		2,447	85,204
Total Paper & Forest Products			154,817
Total Materials			574,367
Real Estate — 0.9%
Real Estate Management & Development — 0.9%
Marcus & Millichap Inc.		1,370	48,498	*
RMR Group Inc., Class A Shares		1,284	59,154
Total Real Estate			107,652
Utilities — 0.7%
Electric Utilities — 0.7%
Genie Energy Ltd., Class B Shares		4,596	33,229
Spark Energy Inc., Class A Shares		4,673	44,347
Total Utilities			77,576
Total Investments before Short-Term Investments (Cost — $12,414,004)			11,837,293

	Rate
Short-Term Investments — 0.2%
Dreyfus Treasury Cash Management, Institutional Class (Cost — $27,073)	1.472%	27,073	27,073
Total Investments — 100.0% (Cost — $12,441,077)			11,864,366
Liabilities in Excess of Other Assets — (0.0)%			(2,172)
Total Net Assets — 100.0%			$11,862,194

*	Non-income producing security.

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

January 31, 2020

Assets:
Investments, at value (Cost — $12,441,077)	$11,864,366
Dividends and interest receivable	4,023
Total Assets	11,868,389

Liabilities:
Investment management fee payable	6,195
Total Liabilities	6,195
Total Net Assets	$11,862,194

Net Assets:
Par value (Note 5)	$5
Paid-in capital in excess of par value	13,511,390
Total distributable earnings (loss)	(1,649,201)
Total Net Assets	$11,862,194

Shares Outstanding	450,000

Net Asset Value	$26.36

See Notes to Financial Statements.

12	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2020

Investment Income:
Dividends	$114,124
Interest	602
Total Investment Income	114,726

Expenses:
Investment management fee (Note 2)	34,839
Total Expenses	34,839
Net Investment Income	79,887

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	231,700
Change in Net Unrealized Appreciation (Depreciation) From Investments	(158,905)
Net Gain on Investments	72,795
Increase in Net Assets From Operations	$152,682

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended January 31, 2020 (unaudited) and the Year Ended July 31, 2019	2020	2019

Operations:
Net investment income	$79,887	$93,987
Net realized gain (loss)	231,700	(595,750)
Change in net unrealized appreciation (depreciation)	(158,905)	(440,527)
Increase (Decrease) in Net Assets From Operations	152,682	(942,290)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(72,580)	(115,500)
Decrease in Net Assets From Distributions to Shareholders	(72,580)	(115,500)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (250,000 and 450,000 shares issued, respectively)	6,799,426	12,447,188
Cost of shares repurchased (200,000 and 200,000 shares repurchased, respectively)	(5,500,803)	(5,414,769)
Increase in Net Assets From Fund Share Transactions	1,298,623	7,032,419
Increase in Net Assets	1,378,725	5,974,629

Net Assets:
Beginning of period	10,483,469	4,508,840
End of period	$11,862,194	$10,483,469

See Notes to Financial Statements.

14	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2020[1,2]	2019[1]	2018[1]	2017[1,3]

Net asset value, beginning of period	$26.21	$30.06	$24.95	$25.14

Income (loss) from operations:
Net investment income (loss)	0.18	0.35	0.31	(0.00)	[4]
Net realized and unrealized gain (loss)	0.14	(3.77)	4.91	(0.19)
Total income (loss) from operations	0.32	(3.42)	5.22	(0.19)

Less distributions from:
Net investment income	(0.17)	(0.43)	(0.11)	—
Total distributions	(0.17)	(0.43)	(0.11)	—

Net asset value, end of period	$26.36	$26.21	$30.06	$24.95
Total return, based on NAV[5]	1.19%	(11.29)%	20.97%	(0.76)%

Net assets, end of period (000s)	$11,862	$10,483	$4,509	$2,495

Ratios to average net assets:
Gross expenses	0.60%[6]	0.60%	0.60%	0.60%[6]
Net expenses	0.60 [6]	0.60	0.60	0.60	[6]
Net investment income (loss)	1.38 [6]	1.30	1.12	(0.29)	[6]

Portfolio turnover rate[7]	40%	87%	80%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2020 (unaudited).

[3]	For the period July 12, 2017 (inception date) to July 31, 2017.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative

16	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$11,837,293	—	—	$11,837,293
Short-Term Investments†	27,073	—	—	27,073
Total Investments	$11,864,366	—	—	$11,864,366

†	See Schedule of Investments for additional detailed categorizations.

18	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA and Western Asset are wholly-owned subsidiaries, and Royce is a majority-owned subsidiary, of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Royce monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$4,529,247
Sales	4,489,872

During the six months ended January 31, 2020, in-kind transactions (Note 5) were as follows:

Contributions	$6,800,221
Redemptions	5,479,884
Realized gain (loss)*	1,071,617

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

20	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At January 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$12,441,077	$553,800	$(1,130,511)	$(576,711)

4. Derivative instruments and hedging activities

During the six months ended January 31, 2020, the Fund did not invest in derivative instruments.

5. Fund share transactions

At January 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred Capital Losses

As of July 31, 2019, the Fund had deferred capital losses of $1,024,711, which have no expiration date, that will be available to offset future taxable gains.

7. Subsequent event

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s investment adviser (the “Manager”), currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Resources. The transaction is

Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s investment management contract with the Manager, and any related sub-advisory contract(s), where applicable. Therefore, the Fund’s Board is expected to be asked to approve a new investment management contract between the Fund and the Manager (and a new sub-advisory contract(s), if applicable). If approved by the Board, the new investment management contract (and the new sub-advisory contract(s), if applicable) is expected to be presented to the shareholders of the Fund for their approval.

22	Legg Mason Small-Cap Quality Value ETF 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which Royce & Associates, LP (“Royce”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Royce, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and Western Asset are wholly-owned subsidiaries, and Royce is a majority-owned subsidiary, of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the Services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex,

Legg Mason Small-Cap Quality Value ETF	23

Board approval of management and subadvisory agreements (unaudited) (cont’d)

including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for a group of institutional passively managed strategic beta small-cap core exchange-traded funds (the “Performance Group”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Group. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices, including the Royce Small-Cap Quality Value Index, the Fund’s underlying index. The information comparing the Fund’s performance to that of the Performance Group was for the one-year period ended June 30, 2019 and the period since

24	Legg Mason Small-Cap Quality Value ETF

the Fund’s inception (July 12, 2017) through June 30, 2019. The Fund performed below the median performance of the funds in the Performance Group for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Trustees also noted that the Fund generally performed in line with its underlying index during the periods under review. The Trustees further noted that the Manager and Royce were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, and noting the limited period of performance data available, the Board directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee rate (the “Actual Management Fee”) paid by the Fund to the Manager over the Fund’s last fiscal year in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager pays all fund expenses, other than the Actual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

The Board noted that the Manager provides the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Management also discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Actual Management Fee and the Fund’s overall expense ratio with those of the same group of institutional passively managed strategic beta exchange-traded funds, which included 11 small-cap core funds, selected by Broadridge as the Performance Group for the Fund (the “Expense Group”), and the Fund’s overall expense ratio with a broader group of funds selected by Broadridge consisting of all institutional passively managed strategic beta small-cap core exchange-traded funds (the “Expense Universe”). This information showed

Legg Mason Small-Cap Quality Value ETF	25

Board approval of management and subadvisory agreements (unaudited) (cont’d)

that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Actual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

26	Legg Mason Small-Cap Quality Value ETF

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason Small-Cap Quality Value ETF	27

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Legg Mason

Small-Cap Quality Value ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Royce & Associates, LP

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Small-Cap Quality Value ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Small-Cap Quality Value ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The Royce Small-Cap Quality Value Index (the “Underlying Index”) is created and sponsored by Royce & Associates, LP (“Royce”), the subadviser to Legg Mason Small-Cap Quality Value ETF (the “Fund”). Royce is an affiliated person of Legg Mason Partners Fund Advisor, LLC, the Fund’s manager and the Fund. The Underlying Index is the exclusive property of Royce. Legg Mason ETF Investment Trust has entered into a license agreement with Royce to use the Underlying Index at no charge. Royce has retained Solactive AG, an unaffiliated third party, to calculate the Underlying Index. Solactive AG publishes information regarding the market value of the Underlying Index.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Royce does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Royce shall not have any liability for any errors, omissions or interruptions therein. Royce makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein, either in connection with the Fund or for any other use. Royce makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Royce have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF436861 3/20 SR20-3832

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: March 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: March 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: March 24, 2020